OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
OTHER CURRENT ASSETS (Details) [Line Items]
Other Assets, Current	$ 4,244,137	$ 0
Percentage of deposit interest rate	3.20%
Deposit amount	$ 313,312
Fixed deposit		$ 0
Minsheng Bank Member
OTHER CURRENT ASSETS (Details) [Line Items]
Other Assets, Current	$ 3,930,826		¥ 27,400,000